united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Stephanie Shearer, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 06/30/20

Date of reporting period: 09/30/2019

Item 1. Schedule of Investments.

Ladenburg Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares		Value

	MUTUAL FUNDS - 10.0%
47,465	AllianzGI Structured Return Fund - Institutional Class	$773,672
16,369	JPMorgan Hedged Equity Fund - Institutional Class	334,742
	TOTAL MUTUAL FUNDS (Cost - $1,088,388)	1,108,414

	EXCHANGE TRADED FUNDS - 88.0%
	DEBT FUNDS - 66.8%
18,401	iShares Short-Term Corporate Bond ETF	987,582
51,465	SPDR Doubleline Total Return Tactical ETF	2,533,622
23,286	Vanguard Intermediate -Term Bond ETF	2,049,168
22,995	Vanguard Short-Term Bond ETF	1,857,766
		7,428,138
	EQUITY FUNDS - 21.2%
4,172	iShares Core MSCI Emerging Markets ETF	204,511
11,004	Schwab U.S. Large-Cap Growth ETF	924,446
13,740	Schwab U.S. Large-Cap Value ETF	779,470
1,531	Vanguard Mid-Cap Growth ETF	226,756
1,981	Vanguard Mid-Cap Value ETF	223,853
		2,359,036
	TOTAL EXCHANGE TRADED FUNDS (Cost - $9,338,650)	9,787,174

	SHORT-TERM INVESTMENT - 2.0%
	MONEY MARKET FUND
224,040	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.84% +	224,040
	(Cost - $224,040)

	TOTAL INVESTMENTS - 100.0% (Cost - $10,651,078)	$11,119,628
	OTHER ASSETS IN EXCESS OF LIABILITIES - (0.0)%	(2,757)
	TOTAL NET ASSETS - 100.0%	$11,116,871

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2019.

Ladenburg Income & Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares		Value

	MUTUAL FUNDS - 10.0%
141,326	AllianzGI Structured Return Fund - Institutional Class	$2,303,616
75,803	JPMorgan Hedged Equity Fund - Institutional Class	1,550,172
	TOTAL MUTUAL FUNDS (Cost - $3,773,680)	3,853,788

	EXCHANGE TRADED FUNDS - 89.0%
	DEBT FUNDS - 49.7%
21,303	iShares Short-Term Corporate Bond ETF	1,143,332
132,014	SPDR Doubleline Total Return Tactical ETF	6,499,049
49,309	Vanguard Intermediate-Term Bond ETF	4,339,192
89,235	Vanguard Short-Term Bond ETF	7,209,296
		19,190,869
	EQUITY FUNDS - 39.3%
14,542	iShares Core MSCI Emerging Markets ETF	712,849
13,401	JPMorgan Diversified Return International Equity ETF	712,531
66,746	Schwab U.S. Large-Cap Growth ETF	5,607,331
81,821	Schwab U.S. Large-Cap Value ETF	4,641,705
10,594	Schwab U.S. Small-Cap ETF	738,720
10,651	Vanguard Mid-Cap Growth ETF	1,577,520
10,357	Vanguard Mid-Cap Value ETF	1,170,341
		15,160,997
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $32,457,476)	34,351,866

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND
525,612	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.84% +	525,612
	(Cost - $525,612)

	TOTAL INVESTMENTS - 100.4% (Cost - $36,756,768)	$38,731,266
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(158,849)
	TOTAL NET ASSETS - 100.0%	$38,572,417

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2019.

Ladenburg Growth & Income Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares		Value

	MUTUAL FUNDS - 10.0%
223,488	AllianzGI Structured Return Fund - Institutional Class	$3,642,858
419,784	JPMorgan Hedged Equity Fund - Institutional Class	8,584,587
	TOTAL MUTUAL FUNDS (Cost - $11,689,565)	12,227,445

	EXCHANGE TRADED FUNDS - 89.0%
	DEBT FUNDS - 32.7%
196,564	SPDR Doubleline Total Return Tactical ETF	9,676,846
99,359	Vanguard Intermediate-Term Bond ETF	8,743,592
267,424	Vanguard Short-Term Bond ETF	21,605,185
		40,025,623
	EQUITY FUNDS - 56.3%
45,748	iShares Core MSCI Emerging Markets ETF	2,242,567
63,437	JPMorgan Diversified Return International Equity ETF	3,372,945
301,625	Schwab U.S. Large-Cap Growth ETF	25,339,516
366,290	Schwab U.S. Large-Cap Value ETF	20,779,632
50,287	Schwab U.S. Small-Cap ETF	3,506,512
50,506	Vanguard Mid-Cap Growth ETF	7,480,444
54,504	Vanguard Mid-Cap Value ETF	6,158,952
		68,880,568
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $102,250,065)	108,906,191

	SHORT-TERM INVESTMENT - 1.1%
	MONEY MARKET FUND
1,289,217	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.84% +	1,289,217
	(Cost - $1,289,217)

	TOTAL INVESTMENTS - 100.1% (Cost - $115,228,847)	$122,422,853
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(132,968)
	TOTAL NET ASSETS - 100.0%	$122,289,885

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2019.

Ladenburg Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares		Value

	MUTUAL FUNDS - 10.0%
118,707	AllianzGI Structured Return Fund - Institutional Class	$1,934,928
222,762	JPMorgan Hedged Equity Fund - Institutional Class	4,555,483
	TOTAL MUTUAL FUNDS - (Cost - $6,246,198)	6,490,411

	EXCHANGE TRADED FUNDS - 89.0%
	DEBT FUNDS - 18.8%
65,281	SPDR Doubleline Total Return Tactical ETF	3,213,784
15,040	Vanguard Intermediate-Term Bond ETF	1,323,520
94,707	Vanguard Short-Term Bond ETF	7,651,379
		12,188,683
	EQUITY FUNDS - 70.2%
36,416	iShares Cores MSCI Emerging Markets ETF	1,785,112
45,066	JPMorgan Diversified Return International Equity ETF	2,396,159
183,631	Schwab U.S. Large-Cap Growth ETF	15,426,840
228,612	Schwab U.S. Large-Cap Value ETF	12,969,159
44,525	Schwab US Small-Cap ETF	3,104,728
40,179	Vanguard Mid-Cap Growth ETF	5,950,912
34,692	Vanguard Mid-Cap Value ETF	3,920,196
		45,553,106
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $54,355,524)	57,741,789

	SHORT-TERM INVESTMENT - 1.4%
	MONEY MARKET FUND
867,809	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 1.84% +	867,809
	(Cost - $867,809)

	TOTAL INVESTMENTS - 100.4% (Cost - $61,469,531)	$65,100,009
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4)%	(250,345)
	TOTAL NET ASSETS - 100.0%	$64,849,664

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2019.

Ladenburg Aggressive Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019
Shares		Value

	MUTUAL FUNDS - 10.0%
26,992	AllianzGI Structured Return Fund - Institutional Class	$439,966
87,032	JPMorgan Hedged Equity Fund - Institutional Class	1,779,800
	TOTAL MUTUAL FUNDS - (Cost - $2,155,120)	2,219,766

	EXCHANGE TRADED FUNDS - 88.0%
	DEBT FUNDS - 6.8%
18,802	Vanguard Short-Term Bond ETF	1,519,013

	EQUITY FUNDS - 81.2%
16,554	iShares Core MSCI Emerging Markets ETF	811,477
15,252	JPMorgan Diversified Return International Equity ETF	810,949
71,823	Schwab U.S. Large-Cap Growth ETF	6,033,850
82,280	Schwab U.S. Large-Cap Value ETF	4,667,744
21,348	Schwab U.S. Small-Cap ETF	1,488,596
16,962	Vanguard Mid-Cap Growth ETF	2,512,242
15,876	Vanguard Mid-Cap Value ETF	1,793,988
		18,118,846
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $18,611,680)	19,637,859

	SHORT-TERM INVESTMENT -2.0%
	MONEY MARKET FUND
458,679	Goldman Sachs Financial Square Funds - Government Fund, Institutional Class, 2.25% +	458,679
	(Cost - $458,679)

	TOTAL INVESTMENTS - 100.0% (Cost - $21,225,479)	$22,316,304
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)%	(8,162)
	TOTAL NET ASSETS - 100.0%	$22,308,142

ETF - Exchange Traded Fund.
+ Money market fund; interest rate reflects the seven-day effective yield on September 30, 2019.

Ladenburg Funds
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2019

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.   Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities.  Short-term investments that mature in 60 days or less may be valued at amortized cost.

Valuation of Fund of Funds - The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end funds are valued at their respective net asset values as reported by such investment companies. Open-end funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds. The shares of many closed-end investments companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings, and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “Significant Event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”).  ETFs are a type of fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile.  Additionally, ETFs have fees and expenses that reduce their value.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of September 30, 2019 for each Fund’s investments measured at fair value:

Ladenburg Income Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$1,108,414	$-	$-	$1,108,414
Exchange Traded Fund	9,787,174	-	-	9,787,174
Short-Term Investment	224,040	-	-	224,040
Total	$11,119,628	$-	$-	$11,119,628

Ladenburg Income & Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$3,853,788	$-	$-	$3,853,788
Exchange Traded Funds	34,351,866	-	-	34,351,866
Short-Term Investment	525,612	-	-	525,612
Total	$38,731,266	$-	$-	$38,731,266

Ladenburg Growth & Income
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$12,227,445	$-	$-	$12,227,445
Exchange Traded Fund	108,906,191	-	-	108,906,191
Short-Term Investment	1,289,217	-	-	1,289,217
Total	$122,422,853	$-	$-	$122,422,853

Ladenburg Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$6,490,411	$-	$-	$6,490,411
Exchange Traded Fund	57,741,789	-	-	57,741,789
Short-Term Investment	867,809	-	-	867,809
Total	$65,100,009	$-	$-	$65,100,009

Ladenburg Aggressive Growth Fund
Assets *	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,219,766	$-	$-	$2,219,766
Exchange Traded Fund	19,637,859	-	-	19,637,859
Short-Term Investment	458,679	-	-	458,679
Total	$22,316,304	$-	$-	$22,316,304

* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 2 or Level 3 securities during the period. The Funds did not hold any Level 2 or Level 3 securities during the period.
There were no transfers in to or out of levels during the current period presented. It is the Funds’ policy to record transfers between any level at the end of the reporting period.

Aggregate cost for federal tax purposes along with gross unrealized appreciation and depreciation is as follows:
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Ladenburg Income Fund	$10,679,936	$481,136	$(41,444)	$439,692
Ladenburg Income & Growth Fund	36,780,288	2,124,213	(173,235)	1,950,978
Ladenburg Growth & Income Fund	115,302,675	7,805,652	(685,474)	7,120,178
Ladenburg Growth Fund	61,502,468	4,100,132	(502,591)	3,597,541
Ladenburg Aggressive Growth Fund	21,250,181	1,310,218	(244,095)	1,066,123

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/25/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 11/25/2019

By (Signature and Title)

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 11/25/2019